Document and Entity Information	Dec. 07, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends and restates the Company’s Current Report on Form 8-K previously filed with the Securities and Exchange Commission on December 7, 2020.
Document Period End Date	Dec. 07, 2020
Entity Registrant Name	THE TRADE DESK, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37879
Entity Tax Identification Number	27-1887399
Entity Address, Address Line One	42 N. Chestnut Street
Entity Address, City or Town	Ventura
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93001
City Area Code	805
Local Phone Number	585-3434
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001671933
Title of 12(b) Security	Class A Common Stock, par value $0.000001 per
Trading Symbol	TTD
Security Exchange Name	NASDAQ